Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2023
Concentrations of Credit Risk [Abstract]
Schedule of Concentration of Total Net Revenue	Customers accounting for 10% or more of total net revenues excluding estimated renewal commissions are as follows:
	Year ended December 31,
	2021	% of sales	2022	% of sales	2023	% of sales
	RMB		RMB		RMB
Sinatay Life Insurance Co., Ltd. (“Sinatay”)	451,840	15.0%	497,143	19.6%	438,026	15.3%
Aeon Life Insurance Co., Ltd. (“Aeon”).	437,132	14.5%	*	*	295,217	10.3%
Huaxia Life Insurance Company Limited (“Huaxia”)	323,800	10.7%	*	*	*	*
Subtotal	1,212,772	40.2%	497,143	19.6%	733,243	25.6%
*	represented less than 10% of total net revenues for the year.

Schedule of Concentration of Accounts Receivable	Customers which accounted for 10% or more of gross accounts receivable excluding estimated renewal commissions are as follows:
	As of December 31,
	2022	%	2023	%
	RMB		RMB
Sinatay	124,847	23.4%	57,119	14.7%
Greatwall Life Insurance Co., Ltd	85,616	16.0%	63,455	16.3%
Subtotal	210,463	39.4%	120,574	31.0%